MARKETABLE SECURITIES AND ACCRUED INTEREST	6 Months Ended
Jun. 30, 2021
MARKETABLE SECURITIES AND ACCRUED INTEREST
MARKETABLE SECURITIES AND ACCRUED INTEREST

NOTE 3:-     MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of available-for-sale marketable securities:

	June 30, 2021
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Maturing between one to five years:
Corporate bonds	$67,361	$245	$(460)	$67,146
Governmental bonds	2,139	$—	(33)	2,106
Accrued interest	552	—	—	552

Balance as of June 30, 2021	$70,052	$245	$(493)	$69,804

	December 31, 2020
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Maturing between one to five years:
Corporate bonds	$53,351	$508	$(6)	$53,853
Governmental bonds	1,055	$—	(13)	1,042
Accrued interest	449	—	—	449

Balance as of December 31, 2020	$54,855	$508	$(19)	$55,344

These investments were issued by highly rated corporations, ranging from BBB to A+. Accordingly, the securities were not settled at a price less than the amortized cost of the Group’s investment. On each reporting period, the Company evaluates whether declines in fair value below carrying value are due to expected credit losses, as well as the ability and intent to hold the investment until a forecasted recovery occurs, in accordance with Accounting Standatds Codification (“ASC”) 326, “Financial Instruments – Credit Losses”. Allowance for credit losses on of available-for-sale debt securities are recognized as a charge in financial expenses (income), net, on the consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity. The Company has not recorded credit losses for the six months ended June 30, 2021.